HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Balance, beginning of period	$ 84,347
Balance, end of period	87,971	$ 84,347
Held for sale
Disclosure of financial assets [line items]
Balance, beginning of period	1,433	147
Reclassification to assets held for sale, net	1,431	4,641
Disposals	(1,306)	(3,365)
Fair value adjustments	35	8
Foreign currency translation	(17)	7
Other	(29)	(5)
Balance, end of period	$ 1,547	$ 1,433